INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets
	June 30,	December 31,
	2023	2022
	(unaudited)
Online course and software copyrights	$602,375	$633,300
Software copyrights	15,322	-
Less: accumulated amortization	(242,546)	(210,028)
Intangible asset, net	$375,151	$423,272

Schedule of Estimated future amortization expense
Amortization
expense
For the remainder of Fiscal 2023	$30,815
Fiscal 2024	61,628
Fiscal 2025	60,817
Fiscal 2026	60,237
Fiscal 2027	59,657
Thereafter	101,997
Total	$375,151